OTHER GAINS (LOSSES) - NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER GAINS (LOSSES) - NET
Impairment loss	$ (2,002)	$ 47	$ 4,922
Goodwill
OTHER GAINS (LOSSES) - NET
Impairment loss			(1,122)
Intangible assets
OTHER GAINS (LOSSES) - NET
Impairment loss			$ (1,600)